SUBSEQUENT EVENTS (Details Textual) - Subsequent Event [Member]	3 Months Ended
Jun. 30, 2017 USD ($)
Subsequent Event [Line Items]
Proceeds from Sale of Interest in Partnership Unit	$ 753,923
Gain Loss on Disposition of Operating Limited Partnership	$ 743,423